Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Australia — 5.8%
AGL Energy, Ltd.	6,090	$ 63,734
Alumina, Ltd.(1)	14,501	12,996
AMP, Ltd.(1)(2)	22,416	18,306
APA Group(1)	11,361	72,094
Aristocrat Leisure, Ltd.	4,773	61,847
ASX, Ltd.	1,623	76,185
Aurizon Holdings, Ltd.	16,477	42,701
AusNet Services(1)	27,031	28,383
Australia & New Zealand Banking Group, Ltd.	24,210	253,900
Bendigo & Adelaide Bank, Ltd.	4,706	18,080
BGP Holdings PLC(2)(3)	77,172	—
BHP Group, Ltd.	26,250	476,209
BlueScope Steel, Ltd.	4,388	22,973
Boral, Ltd.	10,917	13,712
Brambles, Ltd.	14,024	90,648
Caltex Australia, Ltd.	1,867	25,210
Challenger, Ltd.	5,824	14,226
CIMIC Group, Ltd.(1)	1,008	14,277
Coca-Cola Amatil, Ltd.	2,449	13,218
Cochlear, Ltd.	420	47,868
Coles Group, Ltd.	8,634	80,409
Commonwealth Bank of Australia(1)	15,098	569,648
Computershare, Ltd.	3,586	21,467
Crown Resorts, Ltd.(1)	3,713	17,231
CSL, Ltd.	3,904	707,684
Dexus	9,023	50,002
Flight Centre Travel Group, Ltd.(1)	565	3,567
Fortescue Metals Group, Ltd.	11,558	70,830
Goodman Group	14,771	108,266
GPT Group (The)	14,077	31,274
Harvey Norman Holdings, Ltd.(1)	5,671	10,413
Incitec Pivot, Ltd.	17,202	21,338
Insurance Australia Group, Ltd.(1)	21,017	79,298
Lend Lease Group	5,044	31,625
Macquarie Group, Ltd.(1)	2,900	154,448
Magellan Financial Group, Ltd.	1,137	30,155
Medibank Pvt, Ltd.(1)	21,199	34,862
Mirvac Group	28,589	36,322
National Australia Bank, Ltd.	24,625	252,600
Newcrest Mining, Ltd.	6,846	94,014
Oil Search, Ltd.	12,475	18,092
Orica, Ltd.	3,401	31,838
Origin Energy, Ltd.	16,629	44,686
Qantas Airways, Ltd.	7,283	14,170
QBE Insurance Group, Ltd.	11,896	61,966
Security	Shares	Value
Australia (continued)
Ramsay Health Care, Ltd.	1,442	$ 50,704
REA Group, Ltd.	537	25,155
Rio Tinto, Ltd.	3,172	163,420
Santos Ltd.,	13,517	27,761
Scentre Group	45,895	43,959
Seek, Ltd.(1)	3,323	30,366
Sonic Healthcare, Ltd.	4,020	60,420
South32, Ltd.	48,353	53,377
Stockland	19,317	29,704
Suncorp Group, Ltd.(1)	11,330	62,918
Sydney Airport	8,748	30,225
Tabcorp Holdings, Ltd.(1)	15,814	24,474
Telstra Corp., Ltd.	37,215	69,858
TPG Telecom, Ltd.(1)	3,460	14,735
Transurban Group(1)	24,274	180,808
Treasury Wine Estates, Ltd.	6,449	40,039
Vicinity Centres	25,959	16,238
Washington H. Soul Pattinson & Co., Ltd.(1)	1,000	10,333
Wesfarmers, Ltd.	9,364	198,425
Westpac Banking Corp.	29,277	300,698
WiseTech Global, Ltd.(1)	1,431	14,877
Woodside Petroleum, Ltd.(1)	8,295	92,045
Woolworths Group, Ltd.	10,747	233,708
WorleyParsons, Ltd.(1)	1,653	6,134
		$5,723,153
Austria — 0.2%
ANDRITZ AG	669	$20,959
Erste Group Bank AG	2,528	46,282
OMV AG	1,054	28,845
Raiffeisen Bank International AG	1,194	17,175
Verbund AG	502	18,105
Voestalpine AG	1,159	23,385
		$154,751
Belgium — 0.9%
Ageas	1,514	$63,091
Anheuser-Busch InBev SA/NV	6,687	295,364
Colruyt SA	686	37,187
Galapagos NV(2)	390	76,587
Groupe Bruxelles Lambert SA	572	45,006
KBC Groep NV	2,178	98,827
Proximus SA	920	21,127
Solvay SA	647	46,628
Telenet Group Holding NV	537	16,125
UCB SA	1,094	93,605

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
Umicore SA	1,940	$ 66,913
		$ 860,460
Denmark — 2.2%
AP Moller - Maersk A/S, Class A	21	$ 17,248
AP Moller - Maersk A/S, Class B	63	55,841
Carlsberg A/S, Class B	953	107,288
Chr. Hansen Holding A/S	842	62,133
Coloplast A/S, Class B	1,084	157,209
Danske Bank A/S	5,328	59,297
Demant A/S(1)(2)	1,207	26,281
DSV PANALPINA A/S	1,800	163,672
Genmab A/S(2)	544	109,272
H Lundbeck A/S	411	12,068
ISS A/S(1)	1,075	14,707
Novo Nordisk A/S, Class B	15,028	897,413
Novozymes A/S, Class B	2,046	91,777
Orsted A/S(4)	1,567	153,406
Pandora A/S	992	31,874
Tryg A/S	1,180	28,721
Vestas Wind Systems A/S	1,533	124,733
		$2,112,940
Finland — 1.1%
Elisa Oyj	1,450	$89,499
Fortum Oyj	3,869	56,283
Kone Oyj, Class B	3,003	168,170
Metso Oyj(1)	1,149	27,077
Neste Oyj	3,612	120,090
Nokia Oyj	46,422	142,973
Nokian Renkaat Oyj(1)	1,167	27,866
Nordea Bank Abp	28,251	158,923
Orion Oyj, Class B	1,045	42,528
Sampo Oyj, Class A(1)	3,373	97,307
Stora Enso Oyj, Class R	4,859	48,584
UPM-Kymmene Oyj(1)	4,370	119,156
Wartsila Oyj Abp	3,830	27,968
		$1,126,424
France — 10.1%
Accor SA	1,534	$41,213
Aeroports de Paris	234	22,606
Air Liquide SA	4,211	537,523
Alstom SA	1,576	65,076
Amundi SA(4)	600	34,716
ArcelorMittal SA	5,939	56,067
Security	Shares	Value
France (continued)
Arkema SA	578	$ 39,463
Atos SE	785	52,301
AXA SA	16,264	275,381
BioMerieux	321	36,340
BNP Paribas SA	9,829	286,960
Bollore SA	8,863	24,086
Bouygues SA	2,111	61,264
Bureau Veritas SA	2,318	43,692
Capgemini SE	1,303	108,882
Carrefour SA(1)	4,745	75,229
Casino Guichard-Perrachon SA(1)	619	23,689
Cie de Saint-Gobain	4,155	99,701
Cie Generale des Etablissements Michelin SCA	1,404	122,969
CNP Assurances	992	9,605
Covivio	345	19,375
Credit Agricole SA	10,461	74,021
Danone SA	5,408	346,102
Dassault Aviation SA	27	22,172
Dassault Systemes SE	1,153	168,328
Edenred	2,118	87,896
Eiffage SA	600	42,590
Electricite de France SA	5,047	39,465
Engie SA	15,203	155,686
EssilorLuxottica SA	2,381	252,088
Eurazeo SE	476	21,358
Eurofins Scientific SE(1)	110	53,680
Eutelsat Communications SA	1,779	18,493
Faurecia SE	412	12,064
Gecina SA	419	55,136
Getlink SE	3,977	48,100
Hermes International	288	195,958
Icade SA	224	17,581
Iliad SA	130	17,515
Ingenico Group SA	559	58,432
Ipsen SA	305	15,634
JC Decaux SA	757	13,458
Kering SA	636	331,618
Klepierre SA	1,482	28,249
Legrand SA	2,379	151,737
L'Oreal SA	2,154	557,478
LVMH Moet Hennessy Louis Vuitton SE	2,386	875,068
Natixis SA	7,719	24,579
Orange SA	17,649	213,684
Pernod-Ricard SA	1,784	253,214
Peugeot SA	4,946	64,393
Publicis Groupe SA	1,961	56,043
Remy Cointreau SA	223	24,304

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Renault SA	1,759	$ 33,429
Safran SA	2,812	249,135
Sanofi	9,738	843,065
Sartorius Stedim Biotech	204	40,709
Schneider Electric SE	4,674	395,060
SCOR SE	1,419	31,220
SEB SA	175	21,675
SES SA FDR	3,178	18,644
Societe Generale SA	6,891	112,889
Sodexo SA	778	52,247
Suez	2,099	21,325
Teleperformance	519	107,494
Thales SA	954	79,006
Total SA	20,645	777,878
Ubisoft Entertainment SA(2)	812	59,350
Unibail-Rodamco-Westfield	1,158	66,384
Valeo SA	2,186	35,579
Veolia Environnement SA	4,212	88,961
Vinci SA	4,302	351,513
Vivendi SA	6,713	141,935
Wendel SA	198	15,712
Worldline SA(2)(4)	1,031	60,851
		$9,936,323
Germany — 8.0%
adidas AG	1,576	$349,915
Allianz SE	3,636	619,201
Aroundtown SA	7,932	39,703
BASF SE	7,787	363,979
Bayer AG	8,335	477,582
Bayerische Motoren Werke AG	2,757	140,743
Bayerische Motoren Werke AG, PFC Shares	555	23,535
Beiersdorf AG	943	94,951
Brenntag AG	1,412	51,301
Carl Zeiss Meditec AG	239	22,758
Commerzbank AG	8,316	29,604
Continental AG	836	59,605
Covestro AG(4)	1,407	42,700
Daimler AG	7,922	236,584
Delivery Hero SE(2)(4)	947	69,627
Deutsche Bank AG	15,978	101,573
Deutsche Boerse AG	1,754	240,971
Deutsche Lufthansa AG	2,376	22,223
Deutsche Post AG	8,335	223,450
Deutsche Telekom AG	29,068	375,425
Deutsche Wohnen SE	3,115	118,054
E.ON SE	18,330	188,023
Security	Shares	Value
Germany (continued)
Evonik Industries AG	1,690	$ 35,293
Fraport AG Frankfurt Airport Services Worldwide	424	17,068
Fresenius Medical Care AG & Co. KGaA	1,903	124,220
Fresenius SE & Co. KGaA	3,759	139,958
Fuchs Petrolub SE, PFC Shares	708	25,255
GEA Group AG	1,575	32,536
Hannover Rueck SE	541	76,392
HeidelbergCement AG	1,352	57,762
Henkel AG & Co. KGaA	931	68,389
Henkel AG & Co. KGaA, PFC Shares	1,492	119,333
HOCHTIEF AG	211	13,854
Infineon Technologies AG	10,311	148,847
KION Group AG	671	28,878
Knorr-Bremse AG	433	38,068
Lanxess AG	810	32,241
Merck KGaA	1,141	115,198
METRO AG	1,662	14,156
MTU Aero Engines AG	460	66,514
Muenchener Rueckversicherungs-Gesellschaft AG	1,188	238,871
Porsche Automobil Holding SE, PFC Shares	1,254	52,418
Puma SE	560	32,903
RWE AG	4,894	127,986
SAP SE	8,384	936,056
Sartorius AG, PFC Shares	314	75,070
Siemens AG	6,547	548,213
Siemens Healthineers AG(4)	983	37,999
Symrise AG	1,151	106,478
Telefonica Deutschland Holding AG(4)	7,582	18,615
ThyssenKrupp AG(2)	3,750	19,752
TUI AG	4,204	18,401
Uniper SE	1,361	33,430
United Internet AG	1,054	30,648
Volkswagen AG	330	43,295
Volkswagen AG, PFC Shares	1,625	187,194
Vonovia SE	4,410	219,369
Wirecard AG	959	108,051
Zalando SE(2)(4)	1,166	43,947
		$7,924,165
Hong Kong — 3.7%
AIA Group, Ltd.	103,766	$929,187
ASM Pacific Technology, Ltd.	2,174	20,158
Bank of East Asia, Ltd. (The)	11,110	23,742
BeiGene, Ltd. ADR(2)	376	46,289
BOC Hong Kong Holdings, Ltd.	29,456	80,857
Budweiser Brewing Co. APAC, Ltd.(2)(4)	9,100	23,403
CK Asset Holdings, Ltd.	23,066	125,149

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
CK Hutchison Holdings, Ltd.	23,347	$ 155,611
CK Infrastructure Holdings, Ltd.	4,104	21,726
CLP Holdings, Ltd.	14,122	129,358
Dairy Farm International Holdings, Ltd.	3,000	13,798
Galaxy Entertainment Group, Ltd.	17,913	94,345
Hang Lung Properties, Ltd.	13,000	26,215
Hang Seng Bank, Ltd.	6,440	109,720
Henderson Land Development Co., Ltd.	14,806	56,039
HK Electric Investments & HK Electric Investments Ltd.	27,027	25,948
HKT Trust & HKT, Ltd.	27,020	36,748
Hong Kong & China Gas Co., Ltd.	81,325	133,164
Hong Kong Exchanges & Clearing, Ltd.	10,306	308,761
Hongkong Land Holdings, Ltd.	9,294	34,772
Jardine Matheson Holdings, Ltd.	2,019	101,620
Jardine Strategic Holdings, Ltd.	1,900	42,462
Kerry Properties, Ltd.	6,621	17,314
Link REIT	18,689	157,520
Melco Resorts & Entertainment Ltd. ADR	1,940	24,056
MTR Corp., Ltd.	11,981	61,626
New World Development Co., Ltd.	57,431	61,237
NWS Holdings, Ltd.	15,628	15,926
PCCW, Ltd.	42,738	23,436
Power Assets Holdings, Ltd.	11,042	65,504
Sands China, Ltd.	19,483	70,881
Sino Land Co., Ltd.	31,433	39,560
SJM Holdings, Ltd.	21,000	17,523
Sun Hung Kai Properties, Ltd.	14,152	185,024
Swire Pacific, Ltd., Class A	4,537	28,881
Swire Properties, Ltd.	11,929	33,327
Techtronic Industries Co., Ltd.	12,025	76,358
Vitasoy International Holdings, Ltd.	8,000	24,075
WH Group, Ltd.(4)	81,549	75,270
Wharf Real Estate Investment Co., Ltd.(1)	11,905	48,560
Wheelock & Co., Ltd.	6,286	42,594
Wynn Macau, Ltd.	15,891	23,832
Yue Yuen Industrial Holdings, Ltd.	7,565	11,560
		$3,643,136
Ireland — 0.9%
AIB Group PLC(2)	8,000	$8,871
Bank of Ireland Group PLC	7,679	14,314
CRH PLC	6,804	184,000
DCC PLC	788	49,212
Experian PLC	7,613	211,575
Flutter Entertainment PLC	592	53,252
James Hardie Industries PLC CDI	3,691	42,855
Kerry Group PLC, Class A	1,467	171,238
Security	Shares	Value
Ireland (continued)
Kingspan Group PLC	1,458	$ 78,622
Smurfit Kappa Group PLC	1,686	47,761
		$ 861,700
Israel — 0.6%
Azrieli Group, Ltd.	315	$ 18,010
Bank Hapoalim BM	10,950	65,611
Bank Leumi Le-Israel B.M.	13,251	73,066
Check Point Software Technologies, Ltd.(2)	1,150	115,622
CyberArk Software, Ltd.(2)	327	27,978
Elbit Systems, Ltd.	141	18,272
Israel Chemicals, Ltd.	5,940	18,918
Israel Discount Bank, Ltd., Class A	9,880	28,809
Mizrahi Tefahot Bank, Ltd.	1,500	27,609
Nice, Ltd.(2)	513	74,177
Teva Pharmaceutical Industries, Ltd. ADR(2)	9,908	88,974
Wix.com, Ltd.(2)	425	42,848
		$599,894
Italy — 1.9%
Assicurazioni Generali SpA	9,589	$129,881
Atlantia SpA	4,209	52,286
Davide Campari-Milano SpA	5,508	39,500
Enel SpA	71,132	490,657
Eni SpA	21,945	218,078
Ferrari NV	978	150,646
FinecoBank Banca Fineco SpA	4,632	41,674
Intesa Sanpaolo SpA	130,530	211,205
Leonardo SpA	3,780	24,990
Mediobanca Banca di Credito Finanziario SpA	4,282	23,351
Moncler SpA	1,356	49,275
Pirelli & C SpA(4)	2,992	10,556
Poste Italiane SpA(4)	5,326	44,828
Prysmian SpA	1,988	31,563
Recordati SpA	751	31,642
Snam SpA	16,457	75,213
Telecom Italia SpA(2)	60,818	24,618
Telecom Italia SpA, PFC Shares(2)	61,458	24,012
Tenaris SA	4,814	29,042
Terna Rete Elettrica Nazionale SpA	12,851	80,780
UniCredit SpA	16,810	130,052
		$1,913,849
Japan — 26.0%
ABC-Mart, Inc.	336	$16,816
Acom Co., Ltd.	4,068	16,520

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Advantest Corp.	1,900	$ 75,677
AEON Co., Ltd.	5,948	131,772
AEON Financial Service Co., Ltd.	1,135	12,126
Aeon Mall Co., Ltd.	1,161	14,653
AGC, Inc.	1,656	40,353
Air Water, Inc.	1,519	20,802
Aisin Seiki Co., Ltd.	1,652	40,459
Ajinomoto Co., Inc.	3,399	63,339
Alfresa Holdings Corp.	1,916	35,660
Alps Alpine Co., Ltd.	1,919	18,491
Amada Holdings Co., Ltd.	2,469	19,352
ANA Holdings, Inc.	883	21,513
Aozora Bank, Ltd.	906	17,290
Asahi Group Holdings, Ltd.	2,715	88,083
Asahi Intecc Co., Ltd.	1,600	39,571
Asahi Kasei Corp.	9,570	67,055
Astellas Pharma, Inc.	15,601	240,370
Bandai Namco Holdings, Inc.	1,737	84,250
Bank of Kyoto, Ltd. (The)	618	19,586
Benesse Holdings, Inc.	678	17,254
Bridgestone Corp.	4,384	134,197
Brother Industries, Ltd.	1,905	28,854
Calbee, Inc.	818	22,075
Canon, Inc.	8,100	176,021
Casio Computer Co., Ltd.	1,531	21,421
Central Japan Railway Co.	1,259	201,781
Chiba Bank, Ltd. (The)	5,241	22,815
Chubu Electric Power Co., Inc.	5,569	78,596
Chugai Pharmaceutical Co., Ltd.	1,982	229,309
Chugoku Electric Power Co., Inc. (The)(1)	2,837	39,582
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	24,628
Concordia Financial Group, Ltd.	9,831	28,614
Credit Saison Co., Ltd.	1,512	17,542
CyberAgent, Inc.	900	34,880
Dai Nippon Printing Co., Ltd.	2,105	44,734
Daicel Corp.	2,854	20,763
Daifuku Co., Ltd.	900	56,402
Dai-ichi Life Holdings, Inc.	8,913	105,843
Daiichi Sankyo Co., Ltd.	4,800	329,648
Daikin Industries, Ltd.	2,058	248,429
Daito Trust Construction Co., Ltd.	616	57,204
Daiwa House Industry Co., Ltd.	5,132	126,798
Daiwa House REIT Investment Corp.	11	26,960
Daiwa Securities Group, Inc.	14,525	56,129
Denso Corp.	3,934	125,709
Dentsu Group, Inc.(1)	1,905	36,808
Disco Corp.	200	38,911
Security	Shares	Value
Japan (continued)
East Japan Railway Co.	2,650	$ 200,526
Eisai Co., Ltd.	2,251	164,655
Electric Power Development Co., Ltd.	1,493	29,922
FamilyMart Co., Ltd.	2,532	45,464
FANUC Corp.	1,662	222,086
Fast Retailing Co., Ltd.	500	204,021
Fuji Electric Co., Ltd.	1,141	25,584
FUJIFILM Holdings Corp.	3,027	149,169
Fujitsu, Ltd.	1,652	148,794
Fukuoka Financial Group, Inc.	1,577	20,803
GMO Payment Gateway, Inc.(1)	400	28,034
Hakuhodo DY Holdings, Inc.	2,178	21,976
Hamamatsu Photonics K.K.(1)	1,351	54,897
Hankyu Hanshin Holdings, Inc.	2,062	69,273
Hikari Tsushin, Inc.	219	36,646
Hino Motors, Ltd.	2,636	14,058
Hirose Electric Co., Ltd.	142	14,639
Hisamitsu Pharmaceutical Co., Inc.	330	15,313
Hitachi Chemical Co., Ltd.	1,062	45,192
Hitachi Construction Machinery Co., Ltd.(1)	1,096	21,981
Hitachi High-Tech Corp.	702	51,858
Hitachi Metals, Ltd.	2,186	22,946
Hitachi, Ltd.	8,184	235,097
Honda Motor Co., Ltd.(1)	13,901	311,055
Hoshizaki Corp.	416	31,118
HOYA Corp.	3,223	274,057
Hulic Co., Ltd.	3,040	30,765
Idemitsu Kosan Co., Ltd.	1,684	38,435
IHI Corp.	1,298	15,116
Iida Group Holdings Co., Ltd.	1,500	20,732
INPEX Corp.	8,491	47,635
Isetan Mitsukoshi Holdings, Ltd.	3,424	19,865
Isuzu Motors, Ltd.	5,055	33,453
ITOCHU Corp.	11,548	238,981
Itochu Techno-Solutions Corp.	1,000	28,480
J. Front Retailing Co., Ltd.	2,460	20,303
Japan Airlines Co., Ltd.(1)	820	15,070
Japan Airport Terminal Co., Ltd.(1)	400	15,373
Japan Exchange Group, Inc.(1)	4,518	79,286
Japan Post Bank Co., Ltd.(1)	2,400	22,164
Japan Post Holdings Co., Ltd.	11,100	86,831
Japan Post Insurance Co., Ltd.	1,500	18,533
Japan Prime Realty Investment Corp.	8	24,170
Japan Real Estate Investment Corp.	10	58,783
Japan Retail Fund Investment Corp.	20	22,735
Japan Tobacco, Inc.	9,934	183,746
JFE Holdings, Inc.	2,625	17,010

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
JGC Holdings Corp.	2,113	$ 16,866
JSR Corp.	1,959	35,806
JTEKT Corp.	2,275	15,365
JXTG Holdings, Inc.	26,738	91,107
Kajima Corp.	3,581	36,603
Kakaku.com, Inc.	1,455	26,611
Kamigumi Co., Ltd.	1,188	20,053
Kansai Electric Power Co., Inc. (The)	6,078	67,654
Kansai Paint Co., Ltd.	1,523	28,888
Kao Corp.	4,201	342,248
Kawasaki Heavy Industries, Ltd.	1,447	20,819
KDDI Corp.	15,067	445,058
Keihan Holdings Co., Ltd.	838	37,171
Keikyu Corp.(1)	1,589	26,734
Keio Corp.	979	57,794
Keisei Electric Railway Co., Ltd.	1,406	40,631
Keyence Corp.	1,660	533,711
Kikkoman Corp.	1,101	46,682
Kintetsu Group Holdings Co., Ltd.(1)	1,546	71,552
Kirin Holdings Co., Ltd.	6,726	132,840
Kobayashi Pharmaceutical Co., Ltd.	400	37,008
Koito Manufacturing Co., Ltd.	947	31,837
Komatsu, Ltd.	7,546	122,120
Konami Holdings Corp.	951	29,170
Konica Minolta, Inc.	4,612	18,581
Kose Corp.	308	38,112
Kubota Corp.	9,011	114,611
Kuraray Co., Ltd.	2,718	27,347
Kurita Water Industries, Ltd.	1,032	23,677
Kyocera Corp.(1)	2,748	162,162
Kyowa Kirin Co., Ltd.	1,944	43,447
Kyushu Electric Power Co., Inc.	3,051	24,470
Kyushu Railway Co.	1,700	48,833
Lawson, Inc.	500	27,445
LINE Corp.(2)	439	21,195
Lion Corp.	1,722	36,724
LIXIL Group Corp.	2,113	26,035
M3, Inc.	3,558	104,951
Makita Corp.	1,948	59,421
Marubeni Corp.	11,533	57,239
Marui Group Co., Ltd.	1,130	18,904
Maruichi Steel Tube, Ltd.(1)	575	13,771
Mazda Motor Corp.	4,510	23,817
McDonald's Holdings Co. (Japan), Ltd.	677	30,534
Mebuki Financial Group, Inc.	9,500	19,269
Medipal Holdings Corp.	1,745	32,607
MEIJI Holdings Co., Ltd.	967	68,528
Security	Shares	Value
Japan (continued)
Mercari, Inc.(1)(2)	1,000	$ 19,421
MINEBEA MITSUMI, Inc.	3,459	51,091
MISUMI Group, Inc.	2,280	49,319
Mitsubishi Chemical Holdings Corp.	7,822	46,447
Mitsubishi Corp.	11,190	236,694
Mitsubishi Electric Corp.	14,860	181,533
Mitsubishi Estate Co., Ltd.	9,368	138,357
Mitsubishi Gas Chemical Co., Inc.	1,148	12,388
Mitsubishi Heavy Industries, Ltd.(1)	2,944	74,195
Mitsubishi Materials Corp.	1,000	20,443
Mitsubishi Motors Corp.	3,200	9,016
Mitsubishi UFJ Financial Group, Inc.	106,276	397,637
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,566	22,350
Mitsui & Co., Ltd.	13,675	189,860
Mitsui Chemicals, Inc.	1,475	27,763
Mitsui Fudosan Co., Ltd.	7,831	135,592
Mitsui OSK Lines, Ltd.	1,100	17,631
Mizuho Financial Group, Inc.	208,814	239,568
MonotaRO Co., Ltd.(1)	900	23,779
MS&AD Insurance Group Holdings, Inc.	4,228	117,966
Murata Manufacturing Co., Ltd.	4,914	244,298
Nabtesco Corp.	1,148	26,260
Nagoya Railroad Co., Ltd.	1,275	35,848
NEC Corp.	2,055	74,829
Nexon Co., Ltd.	4,150	67,815
NGK Insulators, Ltd.	1,971	25,652
NGK Spark Plug Co., Ltd.	1,223	17,143
NH Foods, Ltd.	883	30,729
Nidec Corp.	3,828	197,274
Nikon Corp.	2,874	26,378
Nintendo Co., Ltd.	921	357,950
Nippon Building Fund, Inc.	12	80,723
Nippon Express Co., Ltd.	576	28,097
Nippon Paint Holdings Co., Ltd.	1,158	60,277
Nippon Prologis REIT, Inc.	18	45,290
Nippon Shinyaku Co., Ltd.	300	23,492
Nippon Steel Corp	6,475	55,195
Nippon Telegraph & Telephone Corp.	10,804	258,395
Nippon Yusen KK	1,300	15,355
Nissan Chemical Corp.	1,047	37,920
Nissan Motor Co., Ltd.	20,743	69,400
Nisshin Seifun Group, Inc.	1,417	23,639
Nissin Foods Holdings Co., Ltd.	498	41,327
Nitori Holdings Co., Ltd.	716	96,761
Nitto Denko Corp.	1,470	65,296
Nomura Holdings, Inc.	26,657	112,495
Nomura Real Estate Holdings, Inc.	1,270	20,550

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nomura Real Estate Master Fund, Inc.	29	$ 36,886
Nomura Research Institute, Ltd.	3,000	63,368
NSK, Ltd.	3,396	21,616
NTT Data Corp.	5,530	52,936
NTT DoCoMo, Inc.	11,724	366,646
Obayashi Corp.	5,320	45,143
Obic Co., Ltd.	560	72,962
Odakyu Electric Railway Co., Ltd.(1)	2,305	50,621
Oji Holdings Corp.	8,273	43,981
Olympus Corp.	10,176	146,690
Omron Corp.	1,663	85,982
Ono Pharmaceutical Co., Ltd.	3,505	80,546
Oracle Corp. Japan	389	33,930
Oriental Land Co., Ltd.(1)	1,724	220,081
ORIX Corp.	10,502	125,296
Orix JREIT, Inc.	17	22,359
Osaka Gas Co., Ltd.	3,123	58,643
Otsuka Corp.	1,064	45,359
Otsuka Holdings Co., Ltd.	3,552	138,593
Pan Pacific International Holdings Corp.	3,636	68,856
Panasonic Corp.	18,647	141,165
Park24 Co., Ltd.	1,041	15,346
PeptiDream, Inc.(2)	1,000	34,809
Persol Holdings Co., Ltd.	1,200	12,007
Pigeon Corp.	900	34,457
Pola Orbis Holdings, Inc.	932	17,134
Rakuten, Inc.	8,000	60,312
Recruit Holdings Co., Ltd.	11,857	306,281
Renesas Electronics Corp.(2)	5,000	17,785
Resona Holdings, Inc.	19,311	57,900
Ricoh Co., Ltd.(1)	5,835	42,603
Rinnai Corp.	346	24,390
Rohm Co., Ltd.	807	43,806
Ryohin Keikaku Co., Ltd.	2,430	27,023
Sankyo Co., Ltd.	600	17,400
Santen Pharmaceutical Co., Ltd.	2,900	49,769
SBI Holdings, Inc.(1)	1,575	22,948
Secom Co., Ltd.	1,748	144,574
Sega Sammy Holdings, Inc.	1,500	18,198
Seibu Holdings, Inc.	1,400	15,433
Seiko Epson Corp.	2,252	24,238
Sekisui Chemical Co., Ltd.	3,264	43,000
Sekisui House, Ltd.	4,250	70,091
Seven & i Holdings Co., Ltd.	6,226	205,613
Seven Bank, Ltd.	6,071	15,668
SG Holdings Co., Ltd.	1,400	33,346
Sharp Corp.	1,524	15,820
Security	Shares	Value
Japan (continued)
Shimadzu Corp.	2,014	$ 52,562
Shimamura Co., Ltd.	225	13,598
Shimano, Inc.	650	92,699
Shimizu Corp.	5,627	43,788
Shin-Etsu Chemical Co., Ltd.	3,085	303,216
Shinsei Bank, Ltd.(2)	1,822	24,132
Shionogi & Co., Ltd.	2,421	119,257
Shiseido Co., Ltd.	3,374	198,298
Shizuoka Bank, Ltd. (The)	3,925	23,831
Showa Denko KK	1,300	26,671
SMC Corp.	479	200,818
SoftBank Corp.	15,200	193,628
SoftBank Group Corp.	13,484	477,366
Sohgo Security Services Co., Ltd.	728	35,337
Sompo Holdings, Inc.	2,899	89,359
Sony Corp.	10,980	650,384
Sony Financial Holdings, Inc.	574	9,638
Square Enix Holdings Co., Ltd.	700	31,273
Stanley Electric Co., Ltd.	1,134	22,259
Subaru Corp.	5,128	98,022
Sumco Corp.	1,600	20,331
Sumitomo Chemical Co., Ltd.	13,034	38,508
Sumitomo Corp.	10,225	116,608
Sumitomo Dainippon Pharma Co., Ltd.	1,622	21,056
Sumitomo Electric Industries, Ltd.	6,690	69,897
Sumitomo Heavy Industries, Ltd.	1,127	20,164
Sumitomo Metal Mining Co., Ltd.	2,120	43,342
Sumitomo Mitsui Financial Group, Inc.(1)	10,797	262,296
Sumitomo Mitsui Trust Holdings, Inc.(1)	2,582	74,181
Sumitomo Realty & Development Co., Ltd.	3,168	77,356
Sumitomo Rubber Industries, Ltd.	1,700	15,968
Sundrug Co., Ltd.	700	22,431
Suntory Beverage & Food, Ltd.	1,117	42,210
Suzuken Co., Ltd.	500	18,166
Suzuki Motor Corp.	2,978	70,910
Sysmex Corp.	1,393	100,818
T&D Holdings, Inc.(1)	5,006	40,582
Taiheiyo Cement Corp.	1,231	20,968
Taisei Corp.	1,849	56,391
Taisho Pharmaceutical Holdings Co., Ltd.(1)	167	10,250
Taiyo Nippon Sanso Corp.	1,324	19,591
Takeda Pharmaceutical Co., Ltd.	12,624	384,377
TDK Corp.	1,055	81,118
Teijin, Ltd.	1,307	22,108
Terumo Corp.	5,318	182,202
THK Co., Ltd.(1)	1,228	24,743
Tobu Railway Co., Ltd.	1,273	44,411

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Toho Co., Ltd.	1,156	$ 35,347
Toho Gas Co., Ltd.	772	34,802
Tohoku Electric Power Co., Inc.	3,514	33,780
Tokio Marine Holdings, Inc.	5,600	256,225
Tokyo Century Corp.(1)	500	15,645
Tokyo Electric Power Co. Holdings,, Inc.(2)	11,600	40,353
Tokyo Electron, Ltd.	1,379	257,009
Tokyo Gas Co., Ltd.	3,362	79,220
Tokyu Corp.	4,384	68,892
Tokyu Fudosan Holdings Corp.	5,227	25,106
Toppan Printing Co., Ltd.	1,474	22,505
Toray Industries, Inc.	11,862	51,345
Toshiba Corp.	3,174	69,569
Tosoh Corp.	1,600	18,082
TOTO, Ltd.	1,143	37,705
Toyo Seikan Group Holdings, Ltd.	1,665	18,993
Toyo Suisan Kaisha, Ltd.	904	43,693
Toyoda Gosei Co., Ltd.	662	11,266
Toyota Industries Corp.	1,361	64,892
Toyota Motor Corp.	19,630	1,183,000
Toyota Tsusho Corp.	1,765	41,229
Trend Micro, Inc.	1,144	56,493
Tsuruha Holdings, Inc.(1)	372	49,047
Unicharm Corp.	3,314	124,056
United Urban Investment Corp.	22	22,010
USS Co., Ltd.	2,235	30,647
Welcia Holdings Co., Ltd.	300	21,018
West Japan Railway Co.	1,478	101,088
Yakult Honsha Co., Ltd.	896	52,783
Yamada Denki Co., Ltd.	6,405	25,511
Yamaha Corp.	1,409	54,606
Yamaha Motor Co., Ltd.	2,354	28,307
Yamato Holdings Co., Ltd.	2,964	46,301
Yamazaki Baking Co., Ltd.	1,347	28,075
Yaskawa Electric Corp.	2,183	59,357
Yokogawa Electric Corp.	2,328	27,849
Yokohama Rubber Co., Ltd. (The)	1,123	13,922
Z Holdings Corp.	23,517	74,976
ZOZO, Inc.	607	8,147
		$25,569,301
Netherlands — 5.3%
ABN AMRO Group NV(4)	3,966	$32,183
Adyen NV(2)(4)	94	80,306
Aegon NV	16,563	41,365
AerCap Holdings NV(2)	863	19,668
Airbus SE	4,998	322,280
Security	Shares	Value
Netherlands (continued)
Akzo Nobel NV	1,750	$ 115,095
Altice Europe NV(2)	5,630	21,729
ASML Holding NV	3,645	960,875
CNH Industrial NV	9,151	52,118
EXOR NV	898	46,282
Fiat Chrysler Automobiles NV	9,199	65,669
Heineken Holding NV	1,027	80,033
Heineken NV	2,121	179,996
ING Groep NV	33,790	173,143
Just Eat Takeaway(1)(2)(4)	698	52,785
Koninklijke Ahold Delhaize NV	9,709	226,186
Koninklijke DSM NV	1,668	187,631
Koninklijke KPN NV	27,289	65,259
Koninklijke Philips NV	7,848	322,218
Koninklijke Vopak NV	716	37,597
NN Group NV	2,795	75,956
NXP Semiconductors NV	2,468	204,671
Prosus NV(2)	4,175	292,337
QIAGEN NV(2)	2,172	87,695
Randstad NV	975	34,410
Royal Dutch Shell PLC, Class A	37,526	651,965
Royal Dutch Shell PLC, Class B	31,676	531,335
STMicroelectronics NV	5,943	127,754
Wolters Kluwer NV	2,422	171,747
		$5,260,288
New Zealand — 0.3%
a2 Milk Co., Ltd.(2)	5,216	$53,285
Auckland International Airport, Ltd.	7,512	22,384
Fisher & Paykel Healthcare Corp., Ltd.	5,320	96,709
Fletcher Building, Ltd.	7,060	14,694
Mercury NZ, Ltd.	8,000	20,030
Meridian Energy, Ltd.	13,065	31,181
Ryman Healthcare, Ltd.	3,823	23,190
Spark New Zealand, Ltd.	18,656	45,404
		$306,877
Norway — 0.5%
Aker BP ASA	1,331	$16,695
DNB ASA	8,213	91,500
Equinor ASA	8,130	101,350
Gjensidige Forsikring ASA	2,039	34,723
Mowi ASA	3,437	51,965
Norsk Hydro ASA	12,075	26,036
Orkla ASA	6,708	57,472
Schibsted ASA, Class B	908	16,426

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
Telenor ASA	5,788	$ 84,596
Yara International ASA	1,585	50,116
		$ 530,879
Portugal — 0.2%
EDP - Energias de Portugal SA	23,611	$ 94,996
Galp Energia SGPS SA	3,627	41,479
Jeronimo Martins SGPS SA	1,795	32,398
		$ 168,873
Singapore — 1.2%
Ascendas Real Estate Investment Trust	19,131	$37,880
CapitaLand Commercial Trust	21,099	22,640
CapitaLand Mall Trust	25,281	31,699
CapitaLand, Ltd.	17,948	35,966
City Developments, Ltd.	4,171	21,150
ComfortDelGro Corp., Ltd.	21,978	23,403
DBS Group Holdings, Ltd.	15,748	205,482
Genting Singapore, Ltd.	48,954	23,731
Jardine Cycle & Carriage, Ltd.	1,007	13,845
Keppel Corp., Ltd.	12,128	45,108
Mapletree Commercial Trust	19,300	24,754
Oversea-Chinese Banking Corp., Ltd.	28,436	172,292
SATS, Ltd.	6,826	15,173
Sembcorp Industries, Ltd.	12,300	13,503
Singapore Airlines, Ltd.(1)	3,300	13,395
Singapore Exchange, Ltd.	6,600	42,507
Singapore Press Holdings, Ltd.	7,319	9,464
Singapore Technologies Engineering, Ltd.	10,618	23,230
Singapore Telecommunications, Ltd.	76,291	136,006
Suntec Real Estate Investment Trust	24,465	21,395
United Overseas Bank, Ltd.	11,014	151,112
UOL Group, Ltd.	4,870	22,343
Venture Corp., Ltd.	2,000	19,052
Wilmar International, Ltd.	20,300	45,907
Yangzijiang Shipbuilding Holdings, Ltd.	20,000	11,605
		$1,182,642
Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	2,094	$41,586
Aena SME SA(4)	615	66,724
Amadeus IT Group SA	3,651	171,848
Banco Bilbao Vizcaya Argentaria SA	55,710	172,509
Banco de Sabadell SA	46,977	23,757
Banco Santander SA	140,688	334,671
Bankia SA	11,742	12,804
Security	Shares	Value
Spain (continued)
Bankinter SA	5,419	$ 19,658
CaixaBank SA	33,360	61,736
Cellnex Telecom SA(4)	1,943	88,139
Enagas SA	2,312	45,609
Endesa SA	3,009	63,672
Ferrovial SA	4,562	108,287
Grifols SA(1)	2,499	83,610
Iberdrola SA	52,656	515,029
Industria de Diseno Textil SA	9,034	234,104
Mapfre SA	10,989	18,642
Naturgy Energy Group SA	2,975	52,193
Red Electrica Corp. SA	4,173	74,987
Repsol SA	12,197	108,812
Siemens Gamesa Renewable Energy SA	1,846	27,240
Telefonica SA	37,483	170,588
		$2,496,205
Sweden — 2.5%
Alfa Laval AB	2,793	$47,819
Assa Abloy AB, Class B	8,723	162,847
Atlas Copco AB, Class A	5,827	193,772
Atlas Copco AB, Class B	3,564	103,674
Boliden AB	2,356	42,266
Electrolux AB, Series B	1,958	24,188
Electrolux Professional AB, Class B(2)	1,958	5,641
Epiroc AB, Class A	5,827	57,579
Epiroc AB, Class B	3,558	35,070
Essity AB, Class B	4,895	149,951
Hennes & Mauritz AB, Class B(1)	7,113	91,024
Hexagon AB, Class B(1)	2,139	90,448
Husqvarna AB, Class B	4,245	21,118
ICA Gruppen AB	820	34,248
Industrivarden AB, Class C	1,673	32,034
Investor AB, Class B	4,143	186,906
Kinnevik AB, Class B	1,988	32,423
L E Lundbergforetagen AB, Class B	510	20,674
Lundin Petroleum AB	1,724	32,543
Millicom International Cellular SA SDR	674	18,726
Sandvik AB	9,185	129,203
Securitas AB, Class B	3,192	34,290
Skandinaviska Enskilda Banken AB, Class A	14,185	94,998
Skanska AB, Class B(2)	2,734	41,144
SKF AB, Class B(1)	3,325	45,310
Svenska Handelsbanken AB, Class A(2)	12,961	106,891
Swedbank AB, Class A	7,827	86,326
Swedish Match AB	1,590	90,025
Tele2 AB, Class B	3,663	48,802

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	27,017	$ 218,702
Telia Co. AB(1)	19,905	71,248
Volvo AB, Class B	12,539	149,038
		$ 2,498,928
Switzerland — 10.7%
ABB, Ltd.	15,488	$ 269,197
Adecco Group AG	1,418	55,879
Alcon, Inc.(2)	3,448	176,643
Baloise Holding AG	415	54,104
Barry Callebaut AG	22	44,034
Chocoladefabriken Lindt & Sprungli AG	1	86,794
Chocoladefabriken Lindt & Sprungli AG PC	10	83,935
Cie Financiere Richemont SA	4,428	236,693
Clariant AG	1,727	28,745
Coca-Cola HBC AG	1,844	39,547
Credit Suisse Group AG	21,737	175,447
Dufry AG	383	11,754
EMS-Chemie Holding AG	49	30,560
Geberit AG	344	150,734
Givaudan SA	78	240,004
Glencore PLC	91,138	137,942
Julius Baer Group, Ltd.	2,030	68,000
Kuehne & Nagel International AG	489	66,612
LafargeHolcim, Ltd.	4,164	151,959
Lonza Group AG	624	256,666
Nestle SA	25,435	2,603,725
Novartis AG	18,418	1,519,462
Pargesa Holding SA, Bearer Shares	354	23,372
Partners Group Holding AG	156	106,808
Roche Holding AG	6,035	1,941,712
Schindler Holding AG	160	33,500
Schindler Holding AG PC	303	66,290
SGS SA	49	113,017
Sika AG	1,066	175,051
Sonova Holding AG	543	96,825
Straumann Holding AG	95	69,455
Swatch Group AG (The)	228	44,779
Swatch Group AG (The), Bearer Shares	505	19,551
Swiss Life Holding AG	289	97,002
Swiss Prime Site AG	646	62,875
Swiss Re AG	2,565	197,502
Swisscom AG	220	117,806
Temenos AG	579	75,472
UBS Group AG	32,695	299,686
Vifor Pharma AG	390	53,355
Security	Shares	Value
Switzerland (continued)
Zurich Insurance Group AG	1,299	$ 456,347
		$10,538,841
United Kingdom — 13.9%
3i Group PLC	8,757	$ 84,852
Admiral Group PLC	1,608	44,285
Anglo American PLC	8,630	151,229
Antofagasta PLC	4,020	38,393
Ashtead Group PLC	3,570	77,162
Associated British Foods PLC	3,229	72,329
AstraZeneca PLC	11,170	995,235
Auto Trader Group PLC(4)	8,362	45,187
AVEVA Group PLC	442	19,044
Aviva PLC	31,418	103,295
BAE Systems PLC	28,922	185,824
Barclays PLC	148,320	168,556
Barratt Developments PLC	8,797	47,551
Berkeley Group Holdings PLC	1,068	47,669
BHP Group PLC	17,058	264,734
BP PLC	174,910	717,296
British American Tobacco PLC	19,745	672,619
British Land Co. PLC (The)	8,346	34,804
BT Group PLC	72,149	104,945
Bunzl PLC	2,897	57,988
Burberry Group PLC	3,124	50,780
Carnival PLC	1,546	18,453
Centrica PLC	49,569	23,356
Coca-Cola European Partners PLC(5)	369	13,849
Coca-Cola European Partners PLC(5)	1,492	56,960
Compass Group PLC	13,326	207,621
Croda International PLC	1,162	61,304
Diageo PLC	20,245	641,959
Direct Line Insurance Group PLC	11,922	43,524
easyJet PLC(1)	1,619	11,219
Evraz PLC	3,425	9,799
Ferguson PLC	1,893	117,049
G4S PLC	12,759	14,512
GlaxoSmithKline PLC	42,589	799,147
GVC Holdings PLC	4,677	32,396
Halma PLC	2,850	66,935
Hargreaves Lansdown PLC	2,659	45,179
HSBC Holdings PLC	173,586	974,472
Imperial Brands PLC	8,611	158,919
Informa PLC	11,094	60,426
InterContinental Hotels Group PLC	1,531	65,134
Intertek Group PLC	1,422	83,080
ITV PLC	34,182	28,051

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
J Sainsbury PLC	15,059	$ 38,964
JD Sports Fashion PLC	2,807	15,721
Johnson Matthey PLC	1,639	36,114
Kingfisher PLC	19,212	33,746
Land Securities Group PLC	6,865	47,340
Legal & General Group PLC	49,194	116,231
Lloyds Banking Group PLC	599,101	234,219
London Stock Exchange Group PLC	2,616	234,016
M&G PLC(2)	22,322	31,050
Marks & Spencer Group PLC	14,308	17,345
Meggitt PLC	7,904	28,412
Melrose Industries PLC	36,836	40,933
Micro Focus International PLC	3,164	15,613
Mondi PLC	4,348	73,375
National Grid PLC	28,641	334,649
Next PLC	1,210	60,704
NMC Health PLC(3)	541	—
Ocado Group PLC(2)	4,198	62,971
Pearson PLC	7,041	48,203
Persimmon PLC	2,734	64,628
Prudential PLC	22,322	279,691
Reckitt Benckiser Group PLC	6,010	457,815
RELX PLC(5)	9,712	207,278
RELX PLC(5)	6,566	140,379
Rentokil Initial PLC	15,508	74,066
Rio Tinto PLC	9,601	440,131
Rolls-Royce Holdings PLC	15,214	64,301
Royal Bank of Scotland Group PLC	43,321	59,734
RSA Insurance Group PLC	8,671	45,249
Sage Group PLC (The)	9,664	70,272
Schroders PLC	934	28,554
Segro PLC	8,386	79,276
Severn Trent PLC	2,400	67,937
Smith & Nephew PLC	7,488	131,913
Smiths Group PLC	3,491	52,634
Spirax-Sarco Engineering PLC	587	58,931
SSE PLC	9,191	147,691
St. James's Place PLC	4,702	43,907
Standard Chartered PLC	24,032	132,868
Standard Life Aberdeen PLC	21,252	58,651
Taylor Wimpey PLC	27,593	39,705
Tesco PLC	84,614	238,952
Unilever NV	12,402	609,574
Unilever PLC	9,892	498,855
United Utilities Group PLC	6,144	68,775
Vodafone Group PLC	226,368	313,167
Weir Group PLC (The)	2,420	21,524
Security	Shares	Value
United Kingdom (continued)
Whitbread PLC	1,129	$ 41,842
WM Morrison Supermarkets PLC	18,613	40,663
WPP PLC	10,799	73,422
		$13,639,112
Total Common Stocks (identified cost $90,693,145)		$97,048,741

Short-Term Investments — 0.4%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(6)	396,226	$ 396,226
Total Short-Term Investments (identified cost $396,226)		$ 396,226
Total Investments — 98.9% (identified cost $91,089,371)		$97,444,967
Other Assets, Less Liabilities — 1.1%		$ 1,062,569
Net Assets — 100.0%		$98,507,536

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $3,670,161 and the total market value of the collateral received by the Fund was $3,924,731, comprised of cash of $396,226 and U.S. government and/or agencies securities of $3,528,505.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $981,242, which represents 1.0% of the net assets of the Fund as of March 31, 2020.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

At March 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	16.2%
Health Care	14.1
Industrials	14.1
Consumer Staples	12.5
Consumer Discretionary	10.9
Information Technology	7.4
Materials	6.6
Communication Services	5.4
Utilities	4.2
Energy	3.9
Real Estate	3.2
Total	98.5%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
FDR	– Fiduciary Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$—	$5,723,153	$—	$5,723,153
Austria	—	154,751	—	154,751
Belgium	—	860,460	—	860,460
Denmark	—	2,112,940	—	2,112,940
Finland	—	1,126,424	—	1,126,424
France	—	9,936,323	—	9,936,323
Germany	—	7,924,165	—	7,924,165
Hong Kong	70,345	3,572,791	—	3,643,136
Ireland	—	861,700	—	861,700
Israel	275,422	324,472	—	599,894
Italy	—	1,913,849	—	1,913,849
Japan	—	25,569,301	—	25,569,301
Netherlands	224,339	5,035,949	—	5,260,288
New Zealand	—	306,877	—	306,877
Norway	—	530,879	—	530,879
Portugal	—	168,873	—	168,873
Singapore	—	1,182,642	—	1,182,642
Spain	—	2,496,205	—	2,496,205
Sweden	5,641	2,493,287	—	2,498,928

Calvert
VP EAFE International Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Switzerland	$—	$10,538,841	$—	$10,538,841
United Kingdom	13,849	13,625,263	—	13,639,112
Total Common Stocks	$589,596	$96,459,145(2)	$—	$97,048,741
Short-Term Investments	$396,226	$—	$—	$396,226
Total Investments	$985,822	$96,459,145	$ —	$97,444,967

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.